Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net consists of the following:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Plant and machinery	62,353,538	57,896,830	7,382,916
Motor vehicles	2,038,622	2,264,456	288,760
Office equipment	2,050,214	2,151,210	274,319
Construction-in-progress	—	2,754,205	351,212
Total	66,442,374	65,066,701	8,297,207
Less: accumulated depreciation	(39,457,565)	(36,017,507)	(4,592,898)
Plant and equipment, net	26,984,809	29,049,194	3,704,309